T. ROWE PRICE Value Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 2.0%
Interactive Media & Services 1.0%
Alphabet, Class C (1) 1,922,884 253,532
253,532
Wireless Telecommunication Services 1.0%
T-Mobile U.S. (1) 1,845,228 258,424
258,424
Total Communication Services 511,956
CONSUMER DISCRETIONARY 4.9%
Automobiles 0.2%
General Motors  1,568,672 51,719
51,719
Broadline Retail 0.2%
Amazon.com (1) 490,276 62,324
62,324
Diversified Consumer Services 0.4%
Service Corp International (2) 1,631,123 93,202
93,202
Hotels, Restaurants & Leisure 2.2%
Booking Holdings (1) 88,287 272,273
Hilton Worldwide Holdings  473,281 71,077
McDonald's  747,263 196,859
Norwegian Cruise Line Holdings (1)(2) 2,310,102 38,070
578,279
Specialty Retail 1.9%
AutoZone (1) 74,864 190,154
Bath & Body Works  1,003,594 33,922
Home Depot  387,859 117,195
Ulta Beauty (1) 367,445 146,776
488,047
Total Consumer Discretionary 1,273,571
CONSUMER STAPLES 9.8%
Beverages 1.4%
Coca-Cola  2,788,638 156,108
PepsiCo  1,239,002 209,936
366,044
Consumer Staples Distribution & Retail 1.0%
Target  169,693 18,763

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  1,454,800 232,666
251,429
Food Products 2.3%
General Mills  1,173,163 75,071
Kraft Heinz  2,056,829 69,192
Mondelez International, Class A  6,303,869 437,488
581,751
Household Products 2.2%
Colgate-Palmolive  2,156,401 153,342
Procter & Gamble  2,774,794 404,731
558,073
Personal Care Products 1.0%
Kenvue  13,030,861 261,660
261,660
Tobacco 1.9%
Philip Morris International  5,311,602 491,748
491,748
Total Consumer Staples 2,510,705
ENERGY 11.0%
Energy Equipment & Services 2.7%
Halliburton  8,422,188 341,099
NOV  2,352,603 49,169
Schlumberger  5,027,223 293,087
683,355
Oil, Gas & Consumable Fuels 8.3%
Chevron  3,193,298 538,454
ConocoPhillips  2,519,419 301,826
Devon Energy  839,993 40,068
EQT  8,340,112 338,442
Exxon Mobil  3,306,073 388,728
Kinder Morgan  11,311,801 187,549
Range Resources (2) 8,180,252 265,122
Williams  2,455,328 82,720
2,142,909
Total Energy 2,826,264
FINANCIALS 23.1%
Banks 6.9%
Bank of America  13,856,993 379,404
East West Bancorp  798,265 42,077
JPMorgan Chase  5,134,521 744,608
PNC Financial Services Group  1,798,018 220,743

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Bancorp  856,200 28,306
Wells Fargo  9,115,480 372,458
1,787,596
Capital Markets 1.9%
Charles Schwab  2,218,500 121,796
CME Group  657,215 131,587
Goldman Sachs Group  700,766 226,747
480,130
Consumer Finance 1.0%
American Express  1,803,901 269,124
269,124
Financial Services 6.5%
Berkshire Hathaway, Class B (1) 2,592,915 908,298
Corebridge Financial (2) 5,148,864 101,690
Fiserv (1) 4,322,830 488,307
FleetCor Technologies (1) 447,994 114,391
Visa, Class A  220,900 50,809
1,663,495
Insurance 6.8%
Allstate  1,824,718 203,292
Chubb  1,272,113 264,828
Hartford Financial Services Group  1,839,555 130,443
MetLife  7,678,661 483,065
Progressive  2,894,021 403,137
Travelers  1,657,421 270,673
1,755,438
Total Financials 5,955,783
HEALTH CARE 17.0%
Biotechnology 1.5%
Amgen  1,022,534 274,816
Regeneron Pharmaceuticals (1) 125,396 103,196
378,012
Health Care Equipment & Supplies 2.4%
Becton Dickinson & Company  902,018 233,199
GE HealthCare Technologies (2) 3,295,227 224,207
Medtronic  1,871,948 146,686
604,092
Health Care Providers & Services 7.0%
Cencora  2,651,314 477,157
Elevance Health  1,699,179 739,857
HCA Healthcare  852,314 209,652
Humana  363,281 176,743

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Tenet Healthcare (1) 1,586,066 104,506
UnitedHealth Group  205,696 103,710
1,811,625
Life Sciences Tools & Services 1.8%
Danaher  1,064,101 264,004
Thermo Fisher Scientific  403,620 204,300
468,304
Pharmaceuticals 4.3%
AstraZeneca, ADR  3,997,712 270,725
Johnson & Johnson  1,921,246 299,234
Merck  3,000,501 308,902
Pfizer  6,880,808 228,236
1,107,097
Total Health Care 4,369,130
INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 2.0%
General Dynamics  903,431 199,631
L3Harris Technologies  1,196,454 208,326
Northrop Grumman  220,786 97,188
505,145
Building Products 0.6%
Carrier Global  2,892,310 159,656
159,656
Electrical Equipment 1.1%
AMETEK  1,567,966 231,683
Hubbell  166,598 52,213
283,896
Ground Transportation 3.3%
CSX  12,677,705 389,840
Norfolk Southern  700,093 137,869
Union Pacific  1,544,148 314,435
842,144
Industrial Conglomerates 2.5%
General Electric  4,266,511 471,663
Siemens (EUR)  1,121,515 160,274
631,937
Machinery 3.3%
Caterpillar  390,821 106,694
Cummins  881,660 201,424
Deere  172,942 65,265
Dover  378,757 52,840

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
IDEX  754,653 156,983
Veralto (1)(3) 50,092 4,236
Westinghouse Air Brake Technologies  2,518,778 267,671
855,113
Total Industrials & Business Services 3,277,891
INFORMATION TECHNOLOGY 8.7%
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity  1,293,400 159,774
159,774
Semiconductors & Semiconductor Equipment 7.0%
Analog Devices  744,988 130,440
Applied Materials  1,611,634 223,131
Lam Research  458,915 287,634
Micron Technology  4,332,475 294,739
NXP Semiconductors  1,676,431 335,152
QUALCOMM  1,307,475 145,208
Texas Instruments  2,458,633 390,947
1,807,251
Software 1.1%
Adobe (1) 148,955 75,952
Microsoft  446,026 140,833
Salesforce (1) 383,641 77,795
294,580
Total Information Technology 2,261,605
MATERIALS 3.5%
Chemicals 1.6%
Linde  707,850 263,568
Nutrien (2) 2,392,337 147,751
411,319
Construction Materials 0.3%
Martin Marietta Materials  163,019 66,916
66,916
Metals & Mining 1.6%
Franco-Nevada (2) 578,700 77,251
Freeport-McMoRan  4,465,673 166,525
Southern Copper (2) 843,292 63,491
Wheaton Precious Metals (2) 2,683,340 108,809
416,076
Total Materials 894,311

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 2.9%
Industrial Real Estate Investment Trusts 0.6%
Prologis, REIT  1,284,381 144,120
144,120
Residential Real Estate Investment Trusts 0.5%
Equity LifeStyle Properties, REIT (2) 2,173,990 138,505
138,505
Specialized Real Estate Investment Trusts 1.8%
Extra Space Storage, REIT  625,899 76,097
Public Storage, REIT  850,500 224,124
Weyerhaeuser, REIT  5,014,810 153,754
453,975
Total Real Estate 736,600
UTILITIES 3.6%
Electric Utilities 3.5%
Constellation Energy  2,847,546 310,610
Evergy  1,416,263 71,805
FirstEnergy  1,688,809 57,724
NextEra Energy  4,166,927 238,723
NRG Energy  1,706,838 65,747
Southern  2,403,707 155,568
900,177
Multi-Utilities 0.1%
Ameren  473,374 35,423
35,423
Total Utilities 935,600
Total Common Stocks (Cost $23,948,399) 25,553,416
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 116,844,582 116,845
Total Short-Term Investments (Cost $116,845) 116,845

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 217,163,683 217,164
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 217,164
Total Securities Lending Collateral (Cost $217,164) 217,164
Total Investments in Securities 100.6%
(Cost $24,282,408) $ 25,887,425
Other Assets Less Liabilities (0.6)% (153,962)
Net Assets 100.0% $ 25,733,463
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) When-issued security
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 4,754++
Totals $ —# $ — $ 4,754+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 532,343  ¤  ¤ $ 334,009
Total $ 334,009^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,754 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $334,009.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 25,393,142 $ 160,274 $ — $ 25,553,416
Short-Term Investments 116,845 — — 116,845
Securities Lending Collateral 217,164 — — 217,164
Total $ 25,727,151 $ 160,274 $ — $ 25,887,425

T. ROWE PRICE Value Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F107-054Q3 09/23